Financing Activities (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Feb. 27, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Shares of Company
Beginning Balance, Shares			512,048,520	511,389,173	509,739,159		508,113,964
Issued				659,347	1,650,014		1,625,195
Ending Balance, Shares				512,048,520	511,389,173		509,739,159
Treasury Stock, Shares, Beginning Balance			20,336,592	20,336,592	20,336,592		20,336,592
Treasury Stock, Shares, Ending Balance				20,336,592	20,336,592		20,336,592
Long-term Debt
Senior Unsecured Notes					$ 13,629,100
Pollution Control Bonds	[1]			$ 1,725,100	1,784,800
Notes Payable	[2]			326,900	264,700	[3]
Securitization Bonds				1,705,000	2,024,000
Spent Nuclear Fuel Obligation	[4]			266,300	265,600
Other Long-term Debt				1,606,900	1,604,500
Total Long-term Debt Outstanding				20,256,400	19,572,700	[3]
Outstanding Long-term Debt
Principal Amount, 2018				1,987,000
Principal Amount, 2019				2,287,100
Principal Amount, 2020				486,400
Principal Amount, 2021				1,308,400
Principal Amount, After 2021				11,437,300
Total Long-term Debt Outstanding				20,256,400	19,572,700	[3]
Short-term Debt
Securitized Debt for Receivables	[5]			673,000	675,000
Commercial Paper				1,040,000	125,000
Total Short-term Debt				$ 1,713,000	$ 800,000
Securitized Debt for Receivables	[6]			0.7002%	0.30%
Comparative Accounts Receivable Information
Effective Interest Rates on Securitization of Accounts Receivable				0.70%	0.30%		0.22%
Net Uncollectible Accounts Receivable Written Off				$ 23,700	$ 34,100		$ 40,100
Customer Accounts Receivable Managed Portfolio
Accounts Receivable Retained Interest and Pledged as Collateral Less Uncollectible Accounts				945,000	924,800
Total Principal Outstanding				673,000	675,000
Delinquent Securitized Accounts Receivable				42,700	48,300
Bad Debt Reserves Related to Securitized Sale of Accounts Receivable				27,700	17,500
Unbilled Receivables Related to Securitization, Sale of Accounts Receivable				322,100	357,800
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				1,794,900	2,397,900		1,777,400
Total Commitment From Bank Conduits To Finance Receivables				750,000	700,000
Reaquired Pollution Control Bonds Held by Trustees				$ 614,000
Maximum Percentage Debt to Capitalization				67.50%
Restricted Net Assets				$ 10,900,000
Retained Earnings Available to Pay Dividends				6,400,000
Dividend Restrictions				1,534,900
Dividends Paid on Common Stock				(1,121,000)	$ (1,059,000)		(997,600)
Credit Facilities, Total				3,500,000
Maximum Amount of Commercial Paper Outstanding				$ 1,500,000
Weighted Average Interest Rate of Commercial Paper Outstanding During Year				0.80053%
Commercial Paper [Member]
Short-term Debt
Commercial Paper	[6]			1.0155%	0.81%
Appalachian Power Co [Member]
Long-term Debt
Senior Unsecured Notes				$ 2,972,400	$ 2,970,400
Pollution Control Bonds	[1]			615,800	616,500
Securitization Bonds				318,900	341,500
Other Long-term Debt				126,800	2,300
Total Long-term Debt Outstanding				4,033,900	3,930,700
Outstanding Long-term Debt
Principal Amount, 2017				503,100
Principal Amount, 2018				194,000
Principal Amount, 2019				235,500
Principal Amount, 2020				140,300
Principal Amount, 2021				393,000
Principal Amount, After 2021				2,602,000
Principal Amount, Total				4,067,900
Unamortized Discount, Net and Debt Issuance Costs				(34,000)
Total Long-term Debt Outstanding				4,033,900	3,930,700
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				142,000	135,400
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				6,700	7,600		8,900
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,412,500	1,453,800		1,519,300
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				$ 213,600	672,600		$ 612,700
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 0
Appalachian Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				286,900	211,200
Maximum Loans to Money Pool				25,700	694,800
Average Borrowings from Money Pool				148,000	82,000
Average Loans to Money Pool				24,800	79,000
Net Loans (Borrowings) to/from Money Pool				(55,500)	(155,400)
Authorized Short Term Borrowing Limit				$ 600,000	$ 600,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%	0.87%		0.59%
Minimum Interest Rate				0.69%	0.37%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.80%	0.53%		0.29%
Average Interest Rate For Funds Loaned				0.82%	0.47%		0.29%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 1,200	$ 200		$ 0
Interest Income
Interest Income Earned On Advances To Money Pool				200	400		300
Indiana Michigan Power Co [Member]
Long-term Debt
Senior Unsecured Notes				1,512,800	1,117,000
Pollution Control Bonds	[1]			225,400	225,100
Notes Payable	[2]			251,400	175,500
Spent Nuclear Fuel Obligation	[4]			266,300	265,600
Other Long-term Debt				215,500	216,800
Total Long-term Debt Outstanding				2,471,400	2,000,000
Outstanding Long-term Debt
Principal Amount, 2017				209,300
Principal Amount, 2018				369,300
Principal Amount, 2019				518,800
Principal Amount, 2020				10,500
Principal Amount, 2021				3,900
Principal Amount, After 2021				1,373,700
Principal Amount, Total				2,485,500
Unamortized Discount, Net and Debt Issuance Costs				(14,100)
Total Long-term Debt Outstanding				2,471,400	2,000,000
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				136,700	134,800
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				7,100	8,400		7,900
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,596,200	1,553,000		1,488,600
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				100,200	332,100		$ 218,500
Reaquired Pollution Control Bonds Held by Trustees				$ 40,000
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 288,500
Indiana Michigan Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				369,100	297,300
Maximum Loans to Money Pool				97,600	13,500
Average Borrowings from Money Pool				129,900	152,600
Average Loans to Money Pool				19,500	13,500
Net Loans (Borrowings) to/from Money Pool				(202,700)	(282,600)
Authorized Short Term Borrowing Limit				$ 500,000	$ 500,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%	0.87%		0.59%
Minimum Interest Rate				0.69%	0.37%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.80%	0.49%		0.31%
Average Interest Rate For Funds Loaned				0.80%	0.48%		0.30%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 900	$ 800		$ 100
Interest Income
Interest Income Earned On Advances To Money Pool				200	100		100
Ohio Power Co [Member]
Long-term Debt
Senior Unsecured Notes				1,590,200	1,938,900
Pollution Control Bonds	[1]			32,300	32,200
Securitization Bonds				140,200	185,300
Other Long-term Debt				1,200	1,300
Total Long-term Debt Outstanding				1,763,900	2,157,700
Outstanding Long-term Debt
Principal Amount, 2017				46,400
Principal Amount, 2018				397,000
Principal Amount, 2019				48,000
Principal Amount, 2020				100
Principal Amount, 2021				500,100
Principal Amount, After 2021				783,000
Principal Amount, Total				1,774,600
Unamortized Discount, Net and Debt Issuance Costs				(10,700)
Total Long-term Debt Outstanding				1,763,900	2,157,700
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				388,300	351,400
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				28,900	30,700		28,800
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				2,633,000	2,569,400		2,647,600
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				395,900	131,500		$ 438,600
Reaquired Pollution Control Bonds Held by Trustees				345,000
Dividend Restrictions				0
Ohio Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				227,900	0
Maximum Loans to Money Pool				379,200	367,500
Average Borrowings from Money Pool				116,600	0
Average Loans to Money Pool				182,400	266,600
Net Loans (Borrowings) to/from Money Pool				24,200	331,100
Authorized Short Term Borrowing Limit				$ 400,000	$ 400,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%	0.87%		0.59%
Minimum Interest Rate				0.69%	0.37%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.85%	0.00%		0.27%
Average Interest Rate For Funds Loaned				0.74%	0.48%		0.34%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 400	$ 0		$ 0
Interest Income
Interest Income Earned On Advances To Money Pool				$ 900	$ 1,300		200
Public Service Co Of Oklahoma [Member]
Shares of Company
Beginning Balance, Shares			10,482,000	10,482,000
Ending Balance, Shares				10,482,000	10,482,000
Long-term Debt
Senior Unsecured Notes				$ 1,143,200	$ 1,142,700
Pollution Control Bonds	[1]			12,600	12,600
Other Long-term Debt				130,200	130,800
Total Long-term Debt Outstanding				1,286,000	1,286,100
Outstanding Long-term Debt
Principal Amount, 2017				500
Principal Amount, 2018				500
Principal Amount, 2019				375,400
Principal Amount, 2020				13,200
Principal Amount, 2021				250,500
Principal Amount, After 2021				653,000
Principal Amount, Total				1,293,100
Unamortized Discount, Net and Debt Issuance Costs				(7,100)
Total Long-term Debt Outstanding				1,286,000	1,286,100
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				110,400	116,100
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				6,200	5,800		5,900
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,269,300	1,326,100		1,321,100
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				$ 275,400	400		$ 34,100
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 127,500
Public Service Co Of Oklahoma [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				52,000	165,900
Maximum Loans to Money Pool				205,400	152,500
Average Borrowings from Money Pool				12,900	113,100
Average Loans to Money Pool				48,100	86,800
Net Loans (Borrowings) to/from Money Pool				(52,000)	80,600
Authorized Short Term Borrowing Limit				$ 300,000	$ 300,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%	0.87%		0.59%
Minimum Interest Rate				0.69%	0.37%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.96%	0.49%		0.29%
Average Interest Rate For Funds Loaned				0.83%	0.48%		0.00%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 0	$ 100		$ 300
Interest Income
Interest Income Earned On Advances To Money Pool				400	400		0
Southwestern Electric Power Co [Member]
Long-term Debt
Senior Unsecured Notes				2,359,200	1,961,000
Pollution Control Bonds	[1]			134,900	134,500
Notes Payable	[2]			75,300	78,600
Other Long-term Debt				109,700	99,400
Total Long-term Debt Outstanding				2,679,100	2,273,500
Outstanding Long-term Debt
Principal Amount, 2017				353,700
Principal Amount, 2018				385,400
Principal Amount, 2019				457,200
Principal Amount, 2020				3,700
Principal Amount, 2021				3,700
Principal Amount, After 2021				1,491,900
Principal Amount, Total				2,695,600
Unamortized Discount, Net and Debt Issuance Costs				(16,500)
Total Long-term Debt Outstanding				2,679,100	2,273,500
Accounts Receivable and Accrued Unbilled Revenue
Accounts Receivable and Accrued Unbilled Revenues				130,900	151,800
Fees Paid to AEP Credit for Customer Accounts Receivable Sold
Fees Paid to AEP Credit for Customer Accounts Receivable Sold				6,900	7,000		6,800
Proceeds on Sale of Receivables to AEP Credit
Proceeds from Sale of Receivables to AEP Credit				1,531,700	1,597,800		1,655,800
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt				$ 3,300	306,800		3,300
Maximum Percentage Debt to Capitalization				67.50%
Dividend Restrictions				$ 528,900
Dividends Paid on Common Stock				(4,200)	(3,600)		$ (4,300)
Southwestern Electric Power Co [Member] | Utility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Borrowings from Money Pool				249,400	112,500
Maximum Loans to Money Pool				313,300	299,900
Average Borrowings from Money Pool				171,800	48,100
Average Loans to Money Pool				267,700	103,400
Net Loans (Borrowings) to/from Money Pool				167,800	(58,300)
Authorized Short Term Borrowing Limit				$ 350,000	$ 350,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%	0.87%		0.59%
Minimum Interest Rate				0.69%	0.37%		0.24%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Borrowed				0.79%	0.53%		0.29%
Average Interest Rate For Funds Loaned				0.90%	0.48%		0.32%
Interest Expense
Interest Expense Incurred on Borrowings from the Money Pool				$ 1,000	$ 100		$ 200
Interest Income
Interest Income Earned On Advances To Money Pool				600	$ 400		$ 0
Southwestern Electric Power Co [Member] | Nonutility [Member]
Money Pool Participants' Money Pool Activity and Authorized Borrowing Limits
Maximum Loans to Money Pool				2,000
Average Loans to Money Pool				2,000
Net Loans (Borrowings) to/from Money Pool				$ 2,000
Maximum and Minimum Interest Rates
Maximum Interest Rate				1.02%
Minimum Interest Rate				0.69%
Average Interest Rates for Funds Borrowed from and Loaned to Money Pool
Average Interest Rate For Funds Loaned				0.82%
Interest Income
Interest Income Earned On Advances To Money Pool				$ 16
Non-Registrant AEP Subsidiaries [Member]
Financing Activities (Textuals) [Abstract]
Dividend Restrictions				$ 590,000
Senior Notes [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2046
Weighted Average Interest Rate				4.90%
Senior Notes [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.65%	1.65%
Senior Notes [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				8.13%	8.13%
Senior Notes [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2045
Weighted Average Interest Rate				5.39%
Senior Notes [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.40%	3.40%
Senior Notes [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2046
Weighted Average Interest Rate				5.49%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.20%	3.20%
Senior Notes [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				7.00%	7.00%
Senior Notes [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2035
Weighted Average Interest Rate				5.98%
Senior Notes [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.375%	5.375%
Senior Notes [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.60%	6.60%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2046
Weighted Average Interest Rate				4.80%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.05%	3.17%
Senior Notes [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.625%	6.625%
Senior Notes [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2045
Weighted Average Interest Rate				4.86%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.75%	3.55%
Senior Notes [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.45%	6.45%
Pollution Control Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[7]			2016
Maturity Date High	[7]			2042
Weighted Average Interest Rate				2.97%
Pollution Control Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				0.68%	0.01%
Pollution Control Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.30%	6.30%
Pollution Control Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[7]			2016
Maturity Date High	[7]			2042
Weighted Average Interest Rate				1.96%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				0.69%	0.01%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.38%	5.375%
Pollution Control Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 104,000
Due Date			2017
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[7]			2016
Maturity Date High	[7]			2025
Weighted Average Interest Rate				2.04%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				0.74%	0.01%
Pollution Control Bonds [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.625%	4.625%
Pollution Control Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[7]			2038
Maturity Date High	[7]			2038
Weighted Average Interest Rate				5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.80%	5.80%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2020
Maturity Date High				2020
Weighted Average Interest Rate				4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.45%	4.45%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low	[7]			2018
Maturity Date High	[7]			2019
Weighted Average Interest Rate				3.62%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.60%	1.60%
Pollution Control Bonds [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.95%	4.95%
Securitization Bonds [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2031
Weighted Average Interest Rate				3.66%
Securitization Bonds [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				0.88%	0.88%
Securitization Bonds [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				5.31%	6.25%
Securitization Bonds [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2031
Weighted Average Interest Rate				2.91%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.008%	2.008%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.772%	3.772%
Securitization Bonds [Member] | Appalachian Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		$ 12,000
Securitization Bonds [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2020
Weighted Average Interest Rate				1.75%
Securitization Bonds [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				0.958%	0.958%
Securitization Bonds [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.049%	2.049%
Securitization Bonds [Member] | Ohio Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 22,000
Securitization Bonds [Member] | AEP Texas Central Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			90,000
Other Long Term Debt [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2059
Weighted Average Interest Rate				2.08%
Other Long Term Debt [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | Appalachian Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2019
Maturity Date High				2026
Weighted Average Interest Rate				2.27%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.06%	13.718%
Other Long Term Debt [Member] | Appalachian Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				13.718%	13.718%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2018
Maturity Date High				2025
Weighted Average Interest Rate				2.43%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.15%	1.81%
Other Long Term Debt [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.00%	6.00%
Other Long Term Debt [Member] | Ohio Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2028
Maturity Date High				2028
Weighted Average Interest Rate				1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Ohio Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.15%	1.15%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2027
Weighted Average Interest Rate				1.96%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.92%	1.587%
Other Long Term Debt [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				3.00%	3.00%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2017
Maturity Date High				2023
Weighted Average Interest Rate				2.48%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				2.346%	1.82%
Other Long Term Debt [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.28%	1.82%
Other Long Term Debt [Member] | AEP Generation Resources [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 500,000
Due Date			2017
Senior Unsecured Notes [Member] | Southwestern Electric Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt			$ 250,000
Debt Instrument, Interest Rate, Stated Percentage			5.55%
Due Date			2017
Notes Payable [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2032
Weighted Average Interest Rate				2.45%
Notes Payable [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.456%	0.925%
Notes Payable [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.60%
Notes Payable [Member] | Indiana Michigan Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2016
Maturity Date High				2021
Weighted Average Interest Rate				1.63%
Notes Payable [Member] | Indiana Michigan Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.456%	0.925%
Notes Payable [Member] | Indiana Michigan Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				1.81%	2.12%
Notes Payable [Member] | Indiana Michigan Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		7,000	$ 20,000
Notes Payable [Member] | Southwestern Electric Power Co [Member]
Long- term Debt by Type of Debt and Maturity
Maturity Date Low				2024
Maturity Date High				2032
Weighted Average Interest Rate				5.17%
Notes Payable [Member] | Southwestern Electric Power Co [Member] | Minimum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				4.58%	4.58%
Notes Payable [Member] | Southwestern Electric Power Co [Member] | Maximum [Member]
Long- term Debt by Type of Debt and Maturity
Interest Rate				6.37%	6.37%
Notes Payable [Member] | Southwestern Electric Power Co [Member] | Subsequent Event [Member]
Financing Activities (Textuals) [Abstract]
Repayments of Long-term Debt		$ 2,000
Includes Debt Included In Liabilities Held For Sale [Member]
Long-term Debt
Senior Unsecured Notes				$ 14,761,000
Total Long-term Debt Outstanding	[8]			20,391,200
Outstanding Long-term Debt
Principal Amount, 2017				3,013,400
Principal Amount, Total				20,519,600
Unamortized Discount, Net and Debt Issuance Costs				(128,400)
Total Long-term Debt Outstanding	[8]			$ 20,391,200

[1]	For certain series of pollution control bonds, interest rates are subject to periodic adjustment. Certain series may be purchased on demand at periodic interest adjustment dates. Letters of credit from banks and insurance policies support certain series.
[2]	Notes payable represent outstanding promissory notes issued under term loan agreements and credit agreements with a number of banks and other financial institutions. At expiration, all notes then issued and outstanding are due and payable. Interest rates are both fixed and variable. Variable rates generally relate to specified short-term interest rates.
[3]	.
[4]	Spent nuclear fuel obligation consists of a liability along with accrued interest for disposal of spent nuclear fuel (see “SNF Disposal” section of Note 6).
[5]	Amount of securitized debt for receivables as accounted for under the “Transfers and Servicing” accounting guidance.
[6]	Weighted average rate.
[7]	Certain pollution control bonds are subject to redemption earlier than the maturity date. Consequently, these bonds have been classified for maturity purposes as Long-term Debt Due Within One Year - Nonaffiliated on the balance sheets.
[8]	Amount includes debt related to the Lawrenceburg Plant that has been classified as Liabilities Held for Sale on the balance sheet and has a fair value of $172 million. See “Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)” section of Note 7 for additional information.